Leases (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DisclosureLineElements [Line Items]
Operating lease expense	$ 324,391	$ 143,097
Focus Universal California [Member]
DisclosureLineElements [Line Items]
Lessee operating lease description	On July 8, 2024, the Company entered into a Standard Industrial/Commercial Single-Tenant Lease (the “Lease”) with the Veena Asset Management, LLC to lease the same Focus Universal premises located at 2311 East Locust Court, Ontario, CA 91761 back for one year commencing at the close of escrow of the Purchase Agreement and ending on July 31, 2025, for 14,004 square foot office and warehouse space. Base monthly rent was $16,804, with a total of $58,812 due upon execution of the lease. The Company is currently leasing this facility on a month-to-month basis. The Company left this space at the end of January, 2026.